Parent entity information (Tables)	12 Months Ended
Jun. 30, 2021
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Parent entity financial information
Set out below is the supplementary information about the parent entity.

	Parent
	2021 A$’000	2020 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(16,854)	(11,064)

Total comprehensive income	(16,854)	(11,064)

	2021 A$’000	2020 A$’000

Statement of financial position
Total current asset s	25,042	9,703
Total assets	47,044	22,113
Total current liabilities	3,177	1,522
Total liabilities	15,032	5,393
Equity
Contributed equity	80,290	48,781
Other contributed equity	464	464
Reserves	1,754	1,521
Accumulated losses	(50,496)	(34,046)

Total equity	32,012	16,720